Pension, Retiree Medical and Savings Plans Pension, Retiree Medical and Savings Plans (Target Asset Allocations) (Details)	Dec. 27, 2025	Dec. 28, 2024
Fixed Income
Target Asset Allocation [Line Items]
Target investment allocation percentage		55.00%
U.S. Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage		22.00%
International Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage		19.00%
Real Estate Funds [Member]
Target Asset Allocation [Line Items]
Target investment allocation percentage		4.00%
Forecast [Member] | Fixed Income
Target Asset Allocation [Line Items]
Target investment allocation percentage	56.00%
Forecast [Member] | U.S. Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage	22.00%
Forecast [Member] | International Equity
Target Asset Allocation [Line Items]
Target investment allocation percentage	18.00%
Forecast [Member] | Real Estate Funds [Member]
Target Asset Allocation [Line Items]
Target investment allocation percentage	4.00%